Vanguard Core Bond Fund Investment Strategy - Retail Prospectus [Member] - Vanguard Core Bond Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, investing in bonds of various maturities, yields, and qualities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds. For purposes of the 80% policy, bonds include fixed income securities such as corporate bonds; U.S. Treasury obligations and other U.S. government and agency securities; obligations issued or guaranteed by a foreign government or their agencies, instrumentalities, or political subdivisions; and asset-backed, mortgage-backed, and mortgage-related securities.In general, the Fund purchases bonds with maturities of 90 days or more at the time of their issuance. The Fund’s dollar-weighted average maturity will normally range between 4 and 12 years but may be longer or shorter under certain market conditions. These conditions could include periods of market stress, periods when the structure of the market has changed significantly, or periods when prepayment of certain securities held by the Fund (such as asset-backed, mortgage-backed, or mortgage-related securities) varies from what is expected under normal market conditions.The Fund can purchase bonds of any quality, including high- and medium-quality bonds, which are considered to be investment-grade by Moody’s or another independent rating agency (or, if unrated, are considered to be of comparable quality by the Fund’s advisor). No more than 5% of the Fund’s assets will be invested in bonds rated below investment-grade.The Fund invests primarily in bonds denominated in the U.S. dollar, which may include U.S. dollar-denominated bonds issued by foreign corporations, U.S. affiliates of foreign corporations, or foreign governments and their agencies and instrumentalities. The Fund also may invest up to 10% of its assets in bonds denominated in a foreign currency.The Fund may invest in derivatives such as fixed income futures contracts, fixed income options (including options on swaps), currency swaps, foreign currency exchange forward contracts, interest rate swaps, total return swaps, credit default swaps, or other derivatives. The Fund also may enter into To Be Announced (“TBA”) transactions or take short positions in certain derivatives or in TBA mortgage-backed securities.